RISK MANAGEMENT (Details 6) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 160,468,094	$ 151,747,486
Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	88,997,241	86,259,708
Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	27,646,114	23,925,279
Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	27,646,114	23,925,279
Mortgages [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	20,512,208	19,155,852
Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	22,248,951	21,343,923
Small Business Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,063,580	1,062,724
Small Business Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,063,580	1,062,724
Not later than one month [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	152,837,896	146,363,453
Not later than one month [member] | Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	85,747,936	84,353,343
Not later than one month [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	25,942,380	22,624,937
Not later than one month [member] | Mortgages [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	18,751,121	17,746,163
Not later than one month [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	21,480,161	20,695,617
Not later than one month [member] | Small Business Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	916,298	943,393
Later than one month and not later than three months [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,341,709	1,801,889
Later than one month and not later than three months [member] | Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	570,412	361,110
Later than one month and not later than three months [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	764,098	609,278
Later than one month and not later than three months [member] | Mortgages [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	752,336	639,346
Later than one month and not later than three months [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	215,685	149,214
Later than one month and not later than three months [member] | Small Business Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	39,178	42,941
Later than three months and not later than six months [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	581,763	454,101
Later than three months and not later than six months [member] | Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	130,613	116,876
Later than three months and not later than six months [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	236,509	168,018
Later than three months and not later than six months [member] | Mortgages [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	140,188	132,330
Later than three months and not later than six months [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	61,700	25,238
Later than three months and not later than six months [member] | Small Business Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	12,753	11,639
Later than six months and not later than one year [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,863,922	1,792,305
Later than six months and not later than one year [member] | Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,573,899	857,622
Later than six months and not later than one year [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	584,789	443,530
Later than six months and not later than one year [member] | Mortgages [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	396,227	284,214
Later than six months and not later than one year [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	238,030	160,557
Later than six months and not later than one year [member] | Small Business Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	70,977	46,382
Later than one year [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,842,804	1,335,738
Later than one year [member] | Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	974,381	570,757
Later than one year [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	118,338	79,516
Later than one year [member] | Mortgages [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	472,336	353,799
Later than one year [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	253,375	313,297
Later than one year [member] | Small Business Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 24,374	$ 18,369